Shareholders' equity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Capital reserve	R$ 373,020	R$ 384,311
Special Reserve of goodwill	353,604	353,604
Long-term incentive plan	R$ 19,416	R$ 30,707